Taxes on income - Deferred taxes (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Taxes on income
Deferred tax assets	€ 640,499	€ 967,799
Deferred tax liabilities	(57,731)	(3,781)
Deferred taxes charged to equity	44,000	5,000
Outside based differences indefinitely reinvested	1,125,000	921,000
Deferred tax liabilities relating to outside based differences.	361,000	296,000
Germany
Taxes on income
Corporate income tax losses carried forward no deferred tax assets were recognized	64,147,000	46,469,000
Trade tax losses carried forward no deferred tax assets were recognized	62,985,000	45,634,000
Deferred Tax Assets Not Recognized.	64,053,000
Deferred Tax Assets Not Recognized For Trade Tax	62,889,000
UNITED STATES
Taxes on income
Unused tax losses for which no deferred tax asset recognised	258,000	598,000
Unused Accumulated Tax Losses	1,088,000	2,517,000
Intangible assets.
Taxes on income
Deferred tax assets	226,745	199,402
Deferred tax liabilities	(19,953)	(122,157)
Property and equipment.
Taxes on income
Deferred tax assets		15,051
Deferred tax liabilities	(2,417,668)	(3,165,137)
Inventories.
Taxes on income
Deferred tax assets	1,395,529	904,425
Deferred tax liabilities	(19,571)
Trade accounts receivables.
Taxes on income
Deferred tax assets	12,298	61,177
Deferred tax liabilities	(63,244)	(49,201)
Other current assets
Taxes on income
Deferred tax assets		142,464
Deferred tax liabilities	(1,736,912)	(1,629,005)
Cash and cash equivalents
Taxes on income
Deferred tax assets	6,402	6,402
Deferred tax liabilities		(94,947)
Provisions noncurrent
Taxes on income
Deferred tax assets	7,388	48,996
Other financial liabilities.
Taxes on income
Deferred tax assets	36,785
Lease liabilities noncurrent
Taxes on income
Deferred tax assets	1,776,110	2,511,560
Trade accounts payable
Taxes on income
Deferred tax assets		501,913
Provisions current
Taxes on income
Deferred tax assets	9,344	186,113
Deferred tax liabilities	(66,401)
Lease liabilities current
Taxes on income
Deferred tax assets	583,809	672,520
Deferred tax liabilities		(1,900)
Other financial liabilities
Taxes on income
Deferred tax assets	266,167	553,922
Other nonfinancial liabilities
Taxes on income
Deferred tax assets	212,244	146,835
Deferred tax liabilities		(25,490)
Losses carried forward
Taxes on income
Deferred tax assets	373,696	101,070
Deferred Taxes before netting
Taxes on income
Deferred tax assets	4,906,517	6,051,852
Deferred tax liabilities	(4,323,749)	(5,087,835)
Netting
Taxes on income
Netting - deferred tax assets	(4,266,018)	(5,084,054)
Netting - deferred tax liabilities	4,266,018	€ 5,084,054
VIA LLC (USA)
Taxes on income
Deferred tax assets	261,000
Deductible temporary differences for which no deferred tax asset is recognised	€ 1,098,000
Period of unrecognised tax losses carry forward	20 years
Deductible temporary differences for which no deferred tax asset is recognised	€ 1,098,000
Unused Accumulated Tax Losses	1,088,000
VIA VTS
Taxes on income
Deferred tax assets	555,000
Deferred tax liabilities			€ (2,857,000)
Deductible temporary differences for which no deferred tax asset is recognised	371,000
Deferred tax assets for current losses	184,000
Deductible temporary differences for which no deferred tax asset is recognised	371,000
Deferred Tax Assets Not Recognized.	941,000
VIA Ooptronics GmbH And VIA Optronics AG
Taxes on income
Deductible temporary differences for which no deferred tax asset is recognised	5,208,000
Deductible temporary differences for which no deferred tax asset is recognised	€ 5,208,000